Cover	Aug. 21, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 21, 2026
Entity File Number	000-32141
Entity Registrant Name	NUTRA PHARMA CORP.
Entity Central Index Key	0001119643
Entity Tax Identification Number	91-2021600
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	6400 Park of Commerce Blvd
Entity Address, Address Line Two	Suite 1B
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	(954)
Local Phone Number	509-0911
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	NPHC
Entity Emerging Growth Company	false